Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.10%
Assumed rate of increase in future compensation levels	3.00%	3.00%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.60%	4.90%
Assumed rate of increase in future compensation levels	2.40%	2.90%